Property, Plant and Equipment - Additional Information (details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property Plant And Equipment Line Items
Other assets	$ 27,798,000	[1]	$ 24,143,000	[1]
Asset Under Construction Member
Property Plant And Equipment Line Items
Impairment					300,000
Equipment Member
Property Plant And Equipment Line Items
Impairment	600,000		7,300,000		600,000
Property Plant And Equipment Other Types Member
Property Plant And Equipment Line Items
Other assets			10,600,000
Pipelines And Equipment [Member]
Property Plant And Equipment Line Items
Impairment			3,000,000
Gathering System [Member]
Property Plant And Equipment Line Items
Impairment	$ 6,000,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.